Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 13,375	kr 10,711
Recognized in net income (loss)	8,355	2,017
Recognized in other comprehensive income (loss)	(563)	521
Acquisitions/disposals of subsidiaries		(57)
Reclassification to current tax	(462)
Currency translation differences	(378)	183
Closing balance, net	kr 20,327	kr 13,375